Income Taxes (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of provision (benefit) for income taxes

	Year Ended December 31,
	2011	2012
Current
Federal	$218	$1
State	36	—
	254	1
Deferred taxes related to current period:
Federal	(514)	(195)
State	(85)	(33)
	(599)	(228)
Income tax provision (benefit)	$(345)	$(227)

Summary of tax effects of the temporary differences

	December 31, 2011	December 31, 2012
Deferred tax assets:
Swap liability	$1,382	$1,360
Lottery winnings	1,636	1,465
Other	537	607
Total deferred tax assets	3,555	3,432

Deferred tax liabilities:
Lottery FMV adjustments	1,119	977
Total deferred tax liabilities	1,119	977
Deferred tax assets, net	$2,436	$2,455

Schedule of reconciliation of provision for income taxes to the U.S. Federal statutory tax rate

	Year Ended December 31,
	2011	2012
Statutory U.S. federal income tax rate	35.00%	35.00%
Income passed through to unit holders (1)	-24.09%	-35.22%
State and local income taxes	-1.36%	0.03%

Effective income tax rate	9.56%	-0.19%

(1)

The Company is organized as a series of pass through entities and a few C-corporations pursuant to the United States Internal Revenue Code. As such, the Company is not responsible for the tax liability due on certain income earned during the year. Such income is taxed at the unit holder, and any income tax is the responsibility of the unit holder and is paid at that level.